Fair Value Measurements - Summary of Changes in The Fair Value of Level 3 (Details) - USD ($) $ in Thousands	3 Months Ended						6 Months Ended			9 Months Ended
	Sep. 30, 2025	[1]	Sep. 30, 2024	[1]	Sep. 30, 2024	[1]	Dec. 31, 2024		Dec. 31, 2024	Sep. 30, 2025
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in fair value of Convertible Notes payable	$ 0		$ 1,700		$ 1,700		$ 12,600	[2]		$ 21,584 [1]
Convertible Notes Payable
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance										107,600
Convertible notes payable issuance							95,000
Change in fair value of Convertible Notes payable									$ 12,600	21,584
Conversion of convertible notes into common stock and pre-funded warrants upon the Closing										$ (129,184)
Ending Balance							$ 107,600		$ 107,600

[1]	Includes related party amounts of $4.6 million for the nine months ended September 30, 2025, and none for the three months ended September 30, 2025. Includes related party amounts of $0.4 million for the period from June 18, 2024 (inception) through September 30, 2024 (see Note 15).
[2]	Includes related party amount of $2.7 million for the period from June 18, 2024 (inception) to December 31, 2024 (see Note 13).